Summary of Significant Accounting Policies - Net Loss Per Common Share (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Net Loss Per Common Share
Net loss	$ (51,751,525)	$ (329,981)	$ (2,811)	$ (111,046)	$ (424,610)	$ (451,252)	$ (52,084,317)	$ (986,908)
Weighted average number of common shares outstanding, basic (in shares)	15,077,548			9,998,446			8,351,249	9,998,446
Weighted average number of common shares outstanding, diluted (in shares)	15,077,548			9,998,446			8,351,249	9,998,446
Basic loss per common share (in dollars per share)	$ (3.43)			$ (0.01)			$ (6.24)	$ (0.10)
Diluted loss per common share (in dollars per share)	(3.43)			$ (0.01)			(6.24)	$ (0.10)
Excluded securities:
Conversion price (in dollars per share)	2.00						2.00
Preferred stock, conversion rate (in dollars per share)	$ 2.00						$ 2.00
Public Warrants
Excluded securities:
Anti-dilutive shares outstanding	11,500,000						11,500,000
Private Warrants
Excluded securities:
Anti-dilutive shares outstanding	557,000						557,000
Bridge Warrants
Excluded securities:
Anti-dilutive shares outstanding	173,913						173,913
Extension Warrants
Excluded securities:
Anti-dilutive shares outstanding	26,086						26,086
September 2024 Warrants
Excluded securities:
Anti-dilutive shares outstanding	740,741						740,741
Quantum Convertible Note
Excluded securities:
Anti-dilutive shares outstanding	1,881,600						1,881,600
September 2024 Note
Excluded securities:
Anti-dilutive shares outstanding	1,277,778						1,277,778
ELOC Commitment Fee Note
Excluded securities:
Anti-dilutive shares outstanding	50,000						50,000
Additional Bridge Notes
Excluded securities:
Anti-dilutive shares outstanding	78,465						78,465
Exchange Note
Excluded securities:
Anti-dilutive shares outstanding	1,023,207						1,023,207
Series A Preferred stock common stock equivalents
Excluded securities:
Anti-dilutive shares outstanding	3,079,000						3,079,000
Stock options granted
Excluded securities:
Anti-dilutive shares outstanding	803,646						803,646